1. CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2017
Corporate Information
CORPORATE INFORMATION

Hudson Group (“Hudson” or the “Group”) operates in the Duty Paid and Duty Free travel retail markets and operated 996 stores in 88 locations, throughout the continental United States and Canada.

All entities combined in these financial statements are directly or indirectly owned subsidiaries of Dufry AG (Dufry), the world’s leading travel retail company which is headquartered in Basel, Switzerland. Dufry’s shares are listed on the Swiss Stock Exchange (SIX) in Zurich, Switzerland and its Brazilian Depository Receipts (BDR) on the BM&FBOVESPA in Sao Paolo, Brazil.

Hudson Ltd. was incorporated on May 30, 2017 in Hamilton, Bermuda as a wholly owned subsidiary of Dufry. The initial public offering (IPO) took place on February 1, 2018 and Hudson’s Class A shares have been listed on the New York Stock Exchange, refer to note 36 Events after reporting date. Hudson Ltd. has had no operations, only nominal assets and no liabilities or contingencies since inception.

After the IPO, Dufry retained control of Hudson Ltd., as the shares offered through the IPO represented less than 50 % of the total shares outstanding or voting rights.